ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

24. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Brookfield Renewable’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2017	2016
Operating accrued liabilities	$271	$147
Accounts payable	117	87
Interest payable on corporate and subsidiary borrowings	64	68
Deferred consideration	35	55
Acquisition related provisions	-	54
LP Unitholders’ distributions, preferred limited partnership unit
distributions and preferred dividends payable(1)	29	24
Other	26	32
	$542	$467
[1]

[1]	Includes amounts payable only to external LP Unitholders. Amounts payable to Brookfield are included in due to related parties.